Employee Benefit Plans - Defined Benefit Plan Obligations Assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average discount rate
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate	3.40%	4.38%	3.70%